GOODWILL	12 Months Ended
Dec. 31, 2011
GOODWILL

NOTE 7. GOODWILL

The following table summarizes the changes to our Company’s goodwill:

(In US$ thousands)	Amount
Balance as of January 1, 2009	$87,098
Impairment charge - T2CN	(14,103)
Goodwill included in assets held for sale and retained ownership of gaming software and service business (Note 6)	(29,243)
Translation adjustment	665

Balance as of December 31, 2009	44,417
Acquisition - IAHGames (Note 4)	12,188
Impairment charge - T2CN (Note 5)	(17,500)
Impairment charge - IAHGames (Note 10)	(2,255)
Translation adjustment	2,643

Balance as of December 31, 2010	39,493
Acquisition - OneNet	1,049
Reversal of contingent payment of minimum guarantee under licensing agreement (Note 21)	(5,885)
Impairment charge - IAHGames (Note 10)	(4,048)
Impairment charge - OneNet (Note 10)	(1,049)
Translation adjustment	(1,123)

Balance as of December 31, 2011	$28,437